Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	$ 2,224
2023	2,269
2024	2,343
2025	2,265
2026	2,138
2027 and thereafter	2,569
Total minimum lease payments	13,808
Less imputed interest	(1,631)
Total present value of operating lease liabilities	$ 12,177
Operating Lease Liability Statement Of Financial Position [Extensible List]	Other Liabilities